Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) (10-K) - shares	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Antidilutive securities excluded from computation of earnings per share	659,200	1,144,226
Stock Options Outstanding [Member]
Antidilutive securities excluded from computation of earnings per share	146,000	177,000
Warrants [Member]
Antidilutive securities excluded from computation of earnings per share	400,166	363,416
Shares to be Issued Upon Conversion of Notes Payable [Member]
Antidilutive securities excluded from computation of earnings per share	113,034	603,810